NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) customer segment	Dec. 31, 2019 USD ($) customer	May 31, 2020 ft²
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Number of operating segments | segment		3
Net loss		$ (7,679,692)	$ (15,483,797)
Accumulated deficit		(74,951,436)	(67,271,744)
Cash, cash equivalents, and short-term and long-term investments		1,000,000.0	400,000
Cash received from the issuance of a convertible note offering	$ 1,700,000
Cash and cash equivalents		5,551	102,604
Tax positions, uncertain		0	$ 0
Long-term contract liabilities		$ 0
Building [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Property, plant and equipment, estimated useful lives		30 years
Leasehold Improvements [Member] | Minimum
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Property, plant and equipment, estimated useful lives		10 years
Furniture, fixtures and equipment [Member] | Minimum
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Property, plant and equipment, estimated useful lives		1 year
Furniture, fixtures and equipment [Member] | Maximum
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Property, plant and equipment, estimated useful lives		15 years
Next Big Crop [Member] | Revenue Benchmark | Customer Concentration Risk
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Concentration risk, percentage		62.00%	59.00%
Number of customers | customer		4	3
SevenFive Farm | Cultivation segment [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Leased space (in sq ft) | ft²				17,000
SevenFive Farm | Cultivation segment [Member] | Revenue Benchmark | Customer Concentration Risk
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Concentration risk, percentage		28.00%
Number of customers | customer		2